Debts and Letters of Credit (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2012 letter	Jul. 02, 2011	Jan. 31, 2012 Revolving Credit Facility	Jun. 30, 2012 Revolving Credit Facility	Jan. 20, 2012 Revolving Credit Facility	Jun. 30, 2012 Revolving Credit Facility Alternate base rate	Jun. 30, 2012 Revolving Credit Facility Adjusted LIBOR rate	Jun. 30, 2012 Maximum Revolving Credit Facility	Jun. 30, 2012 Maximum Revolving Credit Facility Alternate base rate	Jun. 30, 2012 Maximum Revolving Credit Facility Adjusted LIBOR rate	Jun. 30, 2012 Minimum Revolving Credit Facility	Jun. 30, 2012 Minimum Revolving Credit Facility Alternate base rate	Jun. 30, 2012 Minimum Revolving Credit Facility Adjusted LIBOR rate	Jun. 30, 2006 1% senior convertible notes	Jun. 30, 2012 1% senior convertible notes	Jul. 02, 2011 1% senior convertible notes	Jul. 03, 2010 1% senior convertible notes	Jun. 05, 2006 1% senior convertible notes	Jun. 30, 2012 1% senior convertible notes Maximum
Details of long-term debt
Convertible Debt	$ 292.8	$ 285.8													$ 292.8	$ 285.8
Less: current portion	292.8
Total long-term debt		285.8
Interest rate on Senior convertible notes (as a percent)															1.00%	1.00%	1.00%	1.00%
Aggregate principal amount of convertible debt																		425
Proceeds from issuance of convertible notes after issuance costs																		415.9
Conversion price of convertible debt (in dollars per share)															$ 30.30
Percentage of principal amount that the holder of the note may require the entity to repurchase the debt instrument on May 15, 2013, 2016, and 2021															100.00%
Percentage of principal amount that the holder of the note may require the entity to repurchase due to certain fundamental changes undergone by the entity															100.00%
Percentage of principal amount at which the entity may redeem some or all of the notes on or after May 20, 2013															100.00%
Discount rate used to calculate the carrying value of the liability component of the convertible debt (as a percent)																		8.10%
Variable rate basis on which discount rate is based						Base rate	LIBOR							7-year swap
Carrying value of the liability component of convertible debt															266.5
Carrying value of the equity component of convertible debt															158.5
Remaining term of convertible notes																			1 year
Deferred finance costs					1.9													9.1
Liability component, debt issuance cost																		5.7
Equity component, debt issuance cost																		3.4
Principal amount of debt repurchased															14.0
Cash paid for repurchase of debt	13.2	0.2													13.9
Loss on repurchase of Convertible Notes	(0.7)														(0.7)
Unamortized portion of debt issuance cost				1.7											0.7
Carrying amounts of the liability and equity components:
Carrying amount of equity component, net of equity issuance cost															158.3	158.5
Principal amount of 1% Senior Coupon Notes															311.0	325.0
Unamortized discount of liability component															(18.2)	(39.2)
Fair market value of convertible debt															307.3	332.1
Effective interest rate and interest expense for the contractual interest and the amortization of debt discount:
Effective interest rate (as a percent)															8.10%	8.10%
Interest expense-contractual interest															3.2	3.3
Accretion of debt discount															20.1	18.7
Variable interest rate base						Base rate	LIBOR							7-year swap
Credit facility term			5 years
Maximum borrowing capacity under the credit agreement					250.0
Maximum borrowing capacity optional expansion				100
Percentage points added to the reference rate									2.00%	3.00%		0.75%	1.75%
Commitment fee on the unused portion of the credit facility (as a percent)								0.50%			0.25%
Minimum cash and permitted investments agreed to be maintained under the terms of revolving credit facility				200
Period of amortization of interest expenses capitalized				5 years
Outstanding balance				0
Outstanding Letters of Credit
Number of standby letters of credit	15
Letters of credit outstanding	$ 34.9